PROVISIONS - Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current provisions [abstract]
Current moratorium provision	$ 9,085	$ 67,130
Current restructuring provision	0	7,329
Current close down and restoration provision	978	8,347
Current other provisions	1,250
Current provisions	11,313	82,806
Non-current provisions [abstract]
Non-current moratorium provision	36,952
Non-current restructuring provision	0	0
Non-current close down and restoration provision	57,352	55,562
Non-current provisions	$ 94,304	$ 55,562